Fees Summary	Jul. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,924,392.99
Total Fee Amount	541.96
Total Offset Amount	0.00
Net Fee	$ 541.96
Offering Table N/A
Offset Table N/A	N/A